SELECTED QUARTERLY FINANCIAL DATA (UNAUDITED) (Tables)	12 Months Ended
Dec. 31, 2017
Quarterly Financial Information Disclosure [Abstract]
Selected Quarterly Financial Data

	First	Second	Third	Fourth
In thousands, except per share data	Quarter	Quarter	Quarter	Quarter (1)
2017
Net sales	$916,034	$932,253	$957,931	$1,075,538
Gross profit	269,707	273,963	253,203	268,440
Income from operations	114,858	113,701	102,011	91,163
Net income attributable to Wabtec shareholders	73,889	72,025	67,399	48,948
Basic earnings from operations per common share	$0.77	$0.75	$0.70	$0.51
Diluted earnings from operations per common share	$0.77	$0.75	$0.70	$0.51
2016
Net sales	$772,031	$723,601	$675,574	$759,982
Gross profit	255,180	237,389	212,481	219,189
Income from operations	142,181	133,284	120,096	62,800
Net income attributable to Wabtec shareholders	94,163	90,485	82,428	46,328
Basic earnings from operations per common share	$1.03	$1.00	$0.92	$0.42
Diluted earnings from operations per common share	$1.02	$1.00	$0.91	$0.42